Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Corporate Bond Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 84.3%
Communication Services — 7.4%
Diversified Telecommunication Services — 2.5%
AT&T Inc., Senior Notes	6.950%	1/15/28	2,790,000	$2,899,963
AT&T Inc., Senior Notes	5.375%	8/15/35	700,000	709,344
AT&T Inc., Senior Notes	6.375%	3/1/41	753,000	798,398
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	180,531
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	557,292 (a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	141,745
AT&T Inc., Senior Notes	3.550%	9/15/55	1,283,000	835,049
AT&T Inc., Senior Notes	6.050%	8/15/56	250,000	246,395
AT&T Inc., Senior Notes	3.800%	12/1/57	1,120,000	757,948
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	86,249
Frontier California Inc., Senior Notes	6.750%	5/15/27	2,150,000	2,203,664
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	1,210,000	1,211,922
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	203,701
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	630,000	484,038
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	247,183
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	355,212
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	218,528
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	380,000	359,454
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	360,000	211,457
Total Diversified Telecommunication Services				12,708,073
Entertainment — 0.2%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	950,000	941,925 (a)
Interactive Media & Services — 2.1%
Alphabet Inc., Senior Notes	4.375%	11/15/32	360,000	358,063
Alphabet Inc., Senior Notes	4.400%	2/15/33	430,000	424,769
Alphabet Inc., Senior Notes	4.800%	2/15/36	580,000	577,740
Alphabet Inc., Senior Notes	5.350%	11/15/45	440,000	430,485
Alphabet Inc., Senior Notes	5.500%	2/15/46	550,000	545,908
Alphabet Inc., Senior Notes	5.250%	5/15/55	1,230,000	1,162,300
Alphabet Inc., Senior Notes	5.450%	11/15/55	440,000	426,315
Alphabet Inc., Senior Notes	5.650%	2/15/56	70,000	69,825
Alphabet Inc., Senior Notes	5.750%	2/15/66	500,000	495,554
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	310,000	307,064
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	785,000	770,430
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	1,710,000	1,619,296
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	1,400,000	1,313,284
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	2,600,000	2,416,786
Total Interactive Media & Services				10,917,819
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	582,617
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	250,000	171,308
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.700%	12/1/55	40,000	$38,255
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	260,000	151,983
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	240,000	141,135
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	223,802
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	147,329
Comcast Corp., Senior Notes	6.050%	5/15/55	1,150,000	1,138,930
Comcast Corp., Senior Notes	2.937%	11/1/56	823,000	456,278
Comcast Corp., Senior Notes	4.950%	10/15/58	560,000	458,032
Fox Corp., Senior Notes	5.476%	1/25/39	630,000	609,737
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	51,536
Paramount Global, Senior Notes	7.875%	7/30/30	620,000	647,496
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,078,000	1,221,208
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	615,475
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	830,000	869,099
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	900,000	893,780
Total Media				8,418,000
Wireless Telecommunication Services — 1.0%
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	1,340,000	1,351,655
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	700,000	689,706
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	131,933
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	930,000	680,397
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	810,000	530,606
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	750,000	731,870
T-Mobile USA Inc., Senior Notes	5.850%	2/15/56	1,020,000	990,577
Total Wireless Telecommunication Services				5,106,744

Total Communication Services				38,092,561
Consumer Discretionary — 8.0%
Automobiles — 0.9%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	335,735
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	703,166
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	210,000	220,704
General Motors Co., Senior Notes	5.600%	10/15/32	488,000	499,836
General Motors Co., Senior Notes	6.600%	4/1/36	500,000	532,149
General Motors Co., Senior Notes	6.750%	4/1/46	550,000	570,374
General Motors Co., Senior Notes	5.950%	4/1/49	180,000	168,553
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,480,000	1,403,573 (a)
Total Automobiles				4,434,090
Broadline Retail — 1.9%
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	367,659
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,030,000	691,428
Amazon.com Inc., Senior Notes	4.550%	3/13/33	660,000	653,840
Amazon.com Inc., Senior Notes	4.350%	3/20/33	360,000	353,593
Amazon.com Inc., Senior Notes	4.650%	11/20/35	1,070,000	1,049,589
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — continued
Amazon.com Inc., Senior Notes	4.875%	3/13/36	680,000	$674,065
Amazon.com Inc., Senior Notes	5.650%	3/13/46	710,000	707,963
Amazon.com Inc., Senior Notes	5.450%	11/20/55	500,000	478,003
Amazon.com Inc., Senior Notes	5.800%	3/13/56	580,000	579,943
Amazon.com Inc., Senior Notes	5.550%	11/20/65	1,180,000	1,115,772
Amazon.com Inc., Senior Notes	5.950%	3/13/66	900,000	903,636
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	720,000	657,274
MercadoLibre Inc., Senior Notes	4.900%	1/15/33	1,660,000	1,613,022
Total Broadline Retail				9,845,787
Diversified Consumer Services — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	368,698
Hotels, Restaurants & Leisure — 3.4%
Airbnb Inc., Senior Notes	4.650%	3/16/31	530,000	529,028
Airbnb Inc., Senior Notes	5.250%	3/16/36	800,000	801,124
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	1,126,000	1,117,588 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	1,130,000	1,122,323 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	530,000	534,493 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	810,000	838,858
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,740,000	2,500,250 (a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.625%	3/1/36	1,830,000	1,781,547
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000	645,982
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	51,403
McDonald’s Corp., Senior Notes	4.450%	3/1/47	530,000	442,405
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	770,000	740,222 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	360,000	345,845 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	350,000	354,076 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	520,000	531,737 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	410,000	414,197 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	520,000	502,241
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	660,000	648,685
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	320,000	304,553
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,830,000	1,844,856
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	840,054 (b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	403,062 (a)
Total Hotels, Restaurants & Leisure				17,294,529
Household Durables — 1.0%
PulteGroup Inc., Senior Notes	4.250%	3/1/31	2,790,000	2,728,007
PulteGroup Inc., Senior Notes	4.900%	3/1/36	360,000	347,968
Sekisui House US Inc., Senior Notes	6.000%	1/15/43	1,420,000	1,299,273
TopBuild Corp., Senior Notes	5.625%	1/31/34	870,000	852,441 (a)
Total Household Durables				5,227,689
Specialty Retail — 0.7%
Dick’s Sporting Goods Inc., Senior Notes	4.000%	10/1/29	1,150,000	1,119,449 (a)
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,768
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	700,000	432,934
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	870,000	811,129 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	1,050,000	$1,023,277 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	290,000	289,801 (a)
Total Specialty Retail				3,681,358

Total Consumer Discretionary				40,852,151
Consumer Staples — 2.6%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	1,410,000	1,414,426
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	416,960
Total Beverages				1,831,386
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	400,000	381,784 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	1,090,000	1,012,992
Total Consumer Staples Distribution & Retail				1,394,776
Food Products — 0.9%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	760,000	757,113 (a)
J M Smucker Co., Senior Notes	6.200%	11/15/33	560,000	593,541
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	980,000	1,018,283
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	310,000	311,164 (a)(c)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	360,000	358,981
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.400%	5/10/57	360,000	359,604 (a)(c)
Mars Inc., Senior Notes	5.200%	3/1/35	610,000	616,029 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	560,000	546,421 (a)
Total Food Products				4,561,136
Tobacco — 1.1%
Altria Group Inc., Senior Notes	2.450%	2/4/32	560,000	491,567
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,480,000	1,118,295
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	48,925
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	146,681
Altria Group Inc., Senior Notes	5.950%	2/14/49	390,000	378,394
BAT Capital Corp., Senior Notes	6.000%	2/20/34	640,000	676,705
BAT Capital Corp., Senior Notes	7.081%	8/2/53	170,000	188,031
BAT Capital Corp., Senior Notes	6.250%	8/15/55	650,000	658,105
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	488,995
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	440,000	364,771
Reynolds American Inc., Senior Notes	8.125%	5/1/40	610,000	727,181
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000	523,306
Total Tobacco				5,810,956

Total Consumer Staples				13,598,254
Energy — 7.6%
Energy Equipment & Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.000%	6/15/36	1,450,000	1,424,175
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy Equipment & Services — continued
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.850%	6/15/56	1,360,000	$1,331,745
Total Energy Equipment & Services				2,755,920
Oil, Gas & Consumable Fuels — 7.1%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	1,350,000	1,357,540 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	700,000	706,287 (d)(e)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	570,000	519,674
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	560,000	570,514
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	393,633 (a)
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	1,740,000	1,678,411
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	390,000	354,646
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,230,000	1,264,675
Ecopetrol SA, Senior Notes	8.375%	1/19/36	510,000	517,513
Ecopetrol SA, Senior Notes	5.875%	11/2/51	400,000	282,016
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	685,000	684,194 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	910,000	908,623 (e)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	1,180,000	1,189,433 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	961,000	1,069,222
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	529,680
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	121,680
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	270,589
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	720,000	476,224
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	6.900%	8/16/77	2,020,000	2,019,307 (e)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,840,000	1,828,261 (e)
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	1,640,000	1,443,828 (a)
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	490,000	502,979 (a)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,770,000	1,702,519 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	940,000	944,407 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	780,000	700,845 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	440,491
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	2,260,811	2,351,282 (a)(e)(f)(g)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,000,000	1,138,179
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	1,008,473
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	250,000	240,554
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	690,000	552,192
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.024%	4/30/26	2,272,000	2,267,842 (d)(e)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	160,708
Sunoco LP, Senior Notes	5.625%	3/15/31	1,130,000	1,125,614 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	400,000	378,891
Targa Resources Corp., Senior Notes	6.500%	3/30/34	420,000	454,173
Targa Resources Corp., Senior Notes	5.500%	2/15/35	170,000	171,580
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	210,000	208,227 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	960,000	$826,581
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	370,000	392,127 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	890,000	897,480
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	87,426
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	30,000	31,327
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,100,000	980,315
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	450,000	449,784
Total Oil, Gas & Consumable Fuels				36,199,946

Total Energy				38,955,866
Financials — 29.3%
Banks — 13.1%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,154,993 (d)(e)
Banco Santander SA, Senior Notes	4.551%	11/6/30	2,400,000	2,366,653
Banco Santander SA, Senior Notes	5.439%	7/15/31	800,000	823,117
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	1,370,000	1,209,813 (e)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	1,041,361 (e)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	340,000	243,872 (e)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,100,000	997,198 (e)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	159,355 (e)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	113,586 (e)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	75,643 (e)
Bank of America Corp., Senior Notes (5.045% to 2/6/36 then SOFR + 1.130%)	5.045%	2/6/37	1,070,000	1,056,195 (e)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	2,610,000	2,662,551 (e)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,580,000	1,367,202 (e)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	3,290,000	3,291,080 (e)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	870,000	904,817 (e)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	480,000	485,555 (e)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	2,350,000	2,365,745 (a)
BNP Paribas SA, Junior Subordinated Notes (6.875% to 12/15/33 then 5 year Treasury Constant Maturity Rate + 2.853%)	6.875%	12/15/33	950,000	918,508 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	550,000	567,822 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	1,307,868 (a)(d)(e)
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	507,231
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	360,000	322,165 (e)
Citigroup Inc., Senior Notes (4.503% to 9/11/30 then SOFR + 1.171%)	4.503%	9/11/31	1,710,000	1,690,968 (e)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	160,000	160,544 (e)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	360,000	352,816 (a)(e)
Credit Agricole SA, Senior Notes (5.261% to 1/12/36 then SOFR + 1.430%)	5.261%	1/12/37	1,940,000	1,898,759 (a)(e)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	$505,267 (e)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	268,537 (e)
HSBC Holdings PLC, Senior Notes (5.133% to 11/6/35 then SOFR + 1.430%)	5.133%	11/6/36	740,000	724,156 (e)
HSBC Holdings PLC, Senior Notes (5.279% to 3/10/36 then SOFR + 1.550%)	5.279%	3/10/37	1,150,000	1,129,775 (e)
HSBC Holdings PLC, Senior Notes (5.286% to 11/19/29 then SOFR + 1.290%)	5.286%	11/19/30	1,560,000	1,588,638 (e)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	1,190,000	1,193,943 (e)
Huntington Bancshares Inc., Subordinated Notes (5.605% to 1/28/36 then 5 year Treasury Constant Maturity Rate + 1.350%)	5.605%	1/28/41	1,560,000	1,523,144 (e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	1,320,000	1,355,264 (d)(e)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	310,597 (e)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	589,133 (e)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	700,000	690,951 (e)
JPMorgan Chase & Co., Senior Notes (4.810% to 10/22/35 then SOFR + 1.190%)	4.810%	10/22/36	1,390,000	1,350,151 (e)
JPMorgan Chase & Co., Senior Notes (4.898% to 1/22/36 then SOFR + 1.070%)	4.898%	1/22/37	550,000	538,387 (e)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	1,860,000	1,883,660 (e)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	1,660,000	1,699,664 (e)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	1,250,000	1,228,553 (e)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	1,860,000	1,937,971 (e)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	666,834 (e)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	380,000	354,163 (e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	454,113 (d)(e)
Lloyds Banking Group PLC, Senior Notes (4.943% to 11/4/35 then 1 year Treasury Constant Maturity Rate + 0.970%)	4.943%	11/4/36	900,000	869,019 (e)
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	1,300,000	1,313,417 (e)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	940,000	935,640 (a)(d)(e)
PNC Financial Services Group Inc., Subordinated Notes (5.423% to 1/25/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.423%	1/25/41	2,100,000	2,058,181 (e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,170,000	1,207,757 (e)
Truist Financial Corp., Senior Notes (4.964% to 10/23/35 then SOFR + 1.395%)	4.964%	10/23/36	790,000	765,514 (e)
US Bancorp, Senior Notes (5.033% to 1/26/36 then SOFR + 1.101%)	5.033%	1/26/37	2,730,000	2,690,869 (e)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	1,440,000	1,445,801 (d)(e)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	1,650,000	1,369,283 (e)
Wells Fargo & Co., Senior Notes (4.960% to 1/23/36 then SOFR + 1.100%)	4.960%	1/23/37	740,000	721,141 (e)
Wells Fargo & Co., Senior Notes (5.150% to 4/23/30 then SOFR + 1.500%)	5.150%	4/23/31	1,450,000	1,475,043 (e)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	1,970,000	1,962,161 (e)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,141,000	1,158,463 (e)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	1,330,000	1,361,507 (e)
Total Banks				67,372,114
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 7.8%
Ares Capital Corp., Senior Notes	5.500%	9/1/30	2,260,000	$2,221,079
Ares Management Corp., Senior Notes	5.600%	10/11/54	70,000	61,717
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	850,000	820,918
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,070,000	2,173,354 (a)
Credit Suisse AG AT1 Claim	—	—	22,790,000	0 *(f)(g)(h)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	560,000	562,733 (a)
Depository Trust Co., Senior Notes	4.300%	3/27/29	250,000	250,238 (a)
Depository Trust Co., Senior Notes	4.550%	3/27/31	250,000	250,620 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	690,000	703,757 (d)(e)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	5,340,000	5,243,030 (e)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	2,170,000	2,122,357 (e)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	770,000	783,028 (e)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	1,060,000	1,100,300 (e)
Goldman Sachs Group Inc., Subordinated Notes (5.387% to 2/2/36 then 5 year Treasury Constant Maturity Rate + 1.180%)	5.387%	2/2/41	2,180,000	2,107,007 (e)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	226,382 (e)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	2,450,000	2,369,379 (e)
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	2,135,000	2,092,500 (e)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	1,400,000	1,405,323 (e)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	160,000	152,026 (e)
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	1,170,000	1,193,260 (e)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	670,000	686,497 (e)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	3,300,000	2,840,529 (e)
Morgan Stanley, Subordinated Notes (5.314% to 1/18/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.314%	1/18/41	2,000,000	1,931,616 (e)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	770,000	787,472 (e)
Nuveen LLC, Senior Notes	5.850%	4/15/34	870,000	899,195 (a)
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	350,000	331,626
UBS Group AG, Junior Subordinated Notes (7.000% to 7/8/36 then USISSO05 + 3.321%)	7.000%	1/8/36	1,100,000	1,063,921 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	1,050,000	1,032,806 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	610,000	650,538 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	930,000	1,047,737 (a)(d)(e)
UBS Group AG, Senior Notes (5.010% to 3/23/36 then SOFR + 1.340%)	5.010%	3/23/37	890,000	861,025 (a)(e)
UBS Group AG, Senior Notes (5.199% to 8/10/36 then SOFR + 1.340%)	5.199%	8/10/37	1,870,000	1,827,268 (a)(e)
Total Capital Markets				39,799,238
Consumer Finance — 1.2%
American Express Co., Senior Notes (4.918% to 7/20/32 then SOFR + 1.220%)	4.918%	7/20/33	1,450,000	1,453,160 (e)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	1,200,000	1,240,764 (e)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	1,110,000	1,042,866 (a)(e)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — continued
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	2,540,000	$2,509,276 (a)
Total Consumer Finance				6,246,066
Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	1,540,000	1,227,724
Apollo Global Management Inc., Senior Notes	5.700%	3/30/36	1,940,000	1,942,733
Citadel Securities Global Holdings LLC, Senior Secured Notes	5.125%	1/27/32	810,000	803,978 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.380%	12/21/65	5,594,000	4,769,819 (a)(e)
ILFC E-Capital Trust II, Ltd. GTD	6.630%	12/21/65	260,000	227,146 (a)(e)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,040,000	1,069,709 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,090,000	1,078,831 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	360,000	377,387
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	1,400,000	1,390,110
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	450,000	448,433
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	890,000	880,866 (a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	2,890,386
Total Financial Services				17,107,122
Insurance — 3.5%
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	600,000	601,366 (a)(d)(e)
Aon North America Inc., Senior Notes	5.450%	3/1/34	40,000	40,866
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	590,000	612,590 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	240,000	233,177 (a)
Athene Holding Ltd., Junior Subordinated Notes (6.875% to 6/28/35 then 5 year Treasury Constant Maturity Rate + 2.582%)	6.875%	6/28/55	540,000	505,147 (e)
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	1,060,000	1,066,727 (a)(d)(e)
Global Atlantic Fin Co., Senior Notes (7.250% to 3/1/31 then 5 year Treasury Constant Maturity Rate + 3.550%)	7.250%	3/1/56	1,230,000	1,160,422 (a)(e)
Loews Corp., Senior Notes	4.940%	4/1/36	500,000	489,639
Manulife Financial Corp., Senior Notes	4.986%	12/11/35	2,170,000	2,120,893
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,140,000	1,135,751
Marsh & McLennan Cos. Inc., Senior Notes	4.950%	3/15/36	650,000	644,201
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	169,369 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	670,000	530,266 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	1,890,000	1,898,369 (a)(e)
MetLife Inc., Subordinated Notes (5.850% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.817%)	5.850%	3/15/56	1,530,000	1,502,463 (e)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	820,000	832,477 (e)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	730,000	529,886 (a)
Nippon Life Insurance Co., Senior Notes	4.748%	4/2/31	750,000	752,154 (a)(c)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	298,122 (a)(e)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	850,000	878,846 (a)(e)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	660,000	505,108 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Reinsurance Group of America Inc., Subordinated Notes (6.375% to 9/15/36 then 5 year Treasury Constant Maturity Rate + 2.344%)	6.375%	9/15/56	500,000	$483,506 (e)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	170,000	136,809 (a)
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	740,000	731,905 (a)
Total Insurance				17,860,059
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	2.850%	8/5/51	1,980,000	1,178,636 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	530,000	531,335
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	110,000	113,784 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,823,755

Total Financials				150,208,354
Health Care — 3.0%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	5.400%	3/15/54	450,000	429,987
AbbVie Inc., Senior Notes	5.500%	3/15/64	560,000	534,428
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	295,429
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	284,605
Amgen Inc., Senior Notes	5.650%	3/2/53	420,000	407,063
BioMarin Pharmaceutical Inc., Senior Notes	5.500%	2/15/34	680,000	669,978 (a)
Total Biotechnology				2,621,490
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	4.750%	3/15/38	300,000	291,043
Solventum Corp., Senior Notes	5.900%	4/30/54	575,000	562,216
Total Health Care Equipment & Supplies				853,259
Health Care Providers & Services — 2.1%
Centene Corp., Senior Notes	4.625%	12/15/29	270,000	256,483
Cigna Group, Senior Notes	3.200%	3/15/40	520,000	403,171
Cigna Group, Senior Notes	5.600%	2/15/54	300,000	284,295
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	85,145
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	570,465
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	1,410,000	1,413,024
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	540,000	398,004
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	890,000	917,829 (e)
CVS Health Corp., Senior Notes	4.780%	3/25/38	460,000	424,156
CVS Health Corp., Senior Notes	5.050%	3/25/48	610,000	523,726
CVS Health Corp., Senior Notes	6.050%	6/1/54	560,000	543,796
Humana Inc., Senior Notes	5.875%	3/1/33	210,000	214,673
Humana Inc., Senior Notes	4.950%	10/1/44	610,000	511,151
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	479,825
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	203,831
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	123,694
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	320,000	205,491
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	610,000	598,590 (a)
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	450,000	459,281
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	520,000	378,489
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	380,000	$366,962
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	860,000	791,564
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	370,000	373,015
Total Health Care Providers & Services				10,526,660
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	220,000	216,148
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	320,000	308,343
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	228,000	225,871
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	220,000	219,429
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	290,000	215,324
Total Pharmaceuticals				1,185,115

Total Health Care				15,186,524
Industrials — 8.4%
Aerospace & Defense — 3.3%
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	2,270,000	2,211,822 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	2,040,000	2,223,110
Boeing Co., Senior Notes	3.300%	3/1/35	530,000	455,282
Boeing Co., Senior Notes	3.750%	2/1/50	1,110,000	787,940
Boeing Co., Senior Notes	6.858%	5/1/54	680,000	749,003
General Dynamics Corp., Senior Notes	4.250%	4/1/40	490,000	440,296
General Electric Co., Senior Notes	4.900%	1/29/36	200,000	200,239
Hexcel Corp., Senior Notes	5.875%	2/26/35	1,460,000	1,499,709
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	230,000	227,589 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	440,000	433,864 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	1,230,000	1,216,655 (a)
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	680,000	688,016
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	1,250,000	1,234,310
Howmet Aerospace Inc., Senior Notes	4.750%	4/15/36	250,000	243,156
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	620,000	642,654
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	290,000	229,127
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	910,000	909,236
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	360,000	280,869
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	560,000	546,223
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	185,630
RTX Corp., Senior Notes	6.100%	3/15/34	20,000	21,545
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	15,880
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	340,779
RTX Corp., Senior Notes	3.125%	7/1/50	390,000	256,676
RTX Corp., Senior Notes	3.030%	3/15/52	960,000	609,979
Total Aerospace & Defense				16,649,589
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	550,000	555,877
Commercial Services & Supplies — 0.4%
Rollins Inc., Senior Notes	5.250%	2/24/35	650,000	649,880
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,370,000	1,387,829 (a)
Total Commercial Services & Supplies				2,037,709
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.3%
AECOM, Senior Notes	6.000%	8/1/33	1,030,000	$1,029,821 (a)
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	648,316 (a)
Total Construction & Engineering				1,678,137
Electrical Equipment — 0.8%
Eaton Corp., Senior Notes	4.800%	3/6/36	350,000	345,687
Eaton Corp., Senior Notes	5.450%	3/6/56	780,000	755,590
GE Vernova Inc., Senior Notes	4.250%	2/4/31	660,000	652,789
GE Vernova Inc., Senior Notes	4.875%	2/4/36	590,000	584,982
GE Vernova Inc., Senior Notes	5.500%	2/4/56	430,000	413,954
Vertiv Holdings Co., Senior Notes	4.850%	3/15/36	710,000	690,679
Vertiv Holdings Co., Senior Notes	5.650%	3/15/46	300,000	286,343
Vertiv Holdings Co., Senior Notes	5.800%	3/15/56	300,000	288,597
Vertiv Holdings Co., Senior Notes	5.950%	3/15/66	330,000	316,110
Total Electrical Equipment				4,334,731
Ground Transportation — 0.9%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	510,000	448,224
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	580,000	570,320 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	300,000	292,700 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	860,000	832,364 (a)
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	421,785
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	940,000	912,593
Union Pacific Corp., Senior Notes	5.600%	12/1/54	40,000	39,232
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,070,000	614,619
Union Pacific Corp., Senior Notes	3.750%	2/5/70	400,000	267,126
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	168,810
Total Ground Transportation				4,567,773
Passenger Airlines — 2.4%
Air Canada Pass-Through Trust	3.750%	12/15/27	352,233	348,185 (a)
Alaska Airlines Pass-Through Trust	4.800%	8/15/27	531,888	532,332 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	255,058	251,973
American Airlines Pass-Through Trust	5.650%	11/11/34	450,000	453,171
American Airlines Pass-Through Trust	4.900%	5/11/38	620,000	605,504
British Airways Pass-Through Trust	3.350%	6/15/29	229,230	222,689 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	640,000	616,332
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	1,660,000	1,559,050
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	620,000	607,951
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,860,000	2,807,888 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	1,342,937	1,287,541
United Airlines Pass-Through Trust	5.800%	1/15/36	2,322,101	2,398,198
United Airlines Pass-Through Trust	5.875%	2/15/37	620,232	639,354
Total Passenger Airlines				12,330,168
Trading Companies & Distributors — 0.2%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	960,000	928,931 (d)(e)

Total Industrials				43,082,915
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 4.5%
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Senior Notes	4.625%	2/15/36	1,070,000	$1,035,164
Amphenol Corp., Senior Notes	5.300%	11/15/55	510,000	479,318
Total Electronic Equipment, Instruments & Components				1,514,482
IT Services — 0.1%
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	400,000	397,336 (a)
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	320,000	303,936
Broadcom Inc., Senior Notes	5.200%	4/15/32	1,040,000	1,064,971
Broadcom Inc., Senior Notes	5.200%	7/15/35	390,000	393,182
Broadcom Inc., Senior Notes	4.950%	1/15/36	1,500,000	1,479,943
Broadcom Inc., Senior Notes	3.187%	11/15/36	991,000	828,627 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	630,000	611,466 (a)
Broadcom Inc., Senior Notes	4.900%	2/15/38	850,000	820,804
Broadcom Inc., Senior Notes	5.700%	1/15/56	190,000	189,149
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	820,000	856,680 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,400,000	1,440,537 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	580,000	398,754
Intel Corp., Senior Notes	4.900%	8/5/52	560,000	457,850
Intel Corp., Senior Notes	3.200%	8/12/61	400,000	223,413
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	188,123
Micron Technology Inc., Senior Notes	2.703%	4/15/32	600,000	541,556
Micron Technology Inc., Senior Notes	5.800%	1/15/35	300,000	319,529
Micron Technology Inc., Senior Notes	6.050%	11/1/35	820,000	885,174
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	62,141
Total Semiconductors & Semiconductor Equipment				11,065,835
Software — 1.7%
Oracle Corp., Senior Notes	4.950%	2/4/31	110,000	107,666
Oracle Corp., Senior Notes	5.350%	5/4/33	310,000	301,889
Oracle Corp., Senior Notes	4.700%	9/27/34	560,000	511,320
Oracle Corp., Senior Notes	5.200%	9/26/35	180,000	168,930
Oracle Corp., Senior Notes	5.875%	9/26/45	1,200,000	1,036,058
Oracle Corp., Senior Notes	4.000%	7/15/46	1,800,000	1,213,546
Oracle Corp., Senior Notes	6.900%	11/9/52	270,000	255,137
Oracle Corp., Senior Notes	5.550%	2/6/53	1,730,000	1,381,434
Oracle Corp., Senior Notes	6.000%	8/3/55	70,000	58,743
Oracle Corp., Senior Notes	5.950%	9/26/55	1,310,000	1,102,879
Oracle Corp., Senior Notes	6.850%	2/4/66	740,000	680,968
Synopsys Inc., Senior Notes	5.000%	4/1/32	620,000	625,588
Synopsys Inc., Senior Notes	5.150%	4/1/35	930,000	932,111
Synopsys Inc., Senior Notes	5.700%	4/1/55	620,000	593,180
Total Software				8,969,449
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	377,000	448,376
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	490,000	$437,759
Total Technology Hardware, Storage & Peripherals				886,135

Total Information Technology				22,833,237
Materials — 3.5%
Chemicals — 0.4%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	310,000	318,543
OCP SA, Senior Notes	3.750%	6/23/31	690,000	627,518 (a)
OCP SA, Senior Notes	5.125%	6/23/51	240,000	187,519 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,250,000	808,037 (a)
Total Chemicals				1,941,617
Construction Materials — 0.1%
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	420,000	403,461
Metals & Mining — 3.0%
Anglo American Capital PLC, Senior Notes	5.750%	4/5/34	400,000	411,839 (a)
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	650,000	635,842 (a)
Antofagasta PLC, Senior Notes	5.625%	9/9/35	1,560,000	1,543,149 (a)
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	450,000	461,893
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	400,000	397,738 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	780,000	814,010 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	680,000	692,819 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	1,480,000	1,424,924 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	280,000	333,604
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	590,000	598,986
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	369,288
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,320,000	1,002,831 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	1,440,000	1,471,681 (a)
Glencore Funding LLC, Senior Notes	5.508%	4/1/36	480,000	481,259 (a)(c)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	720,000	724,845 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	1,060,000	1,077,382
Southern Copper Corp., Senior Notes	5.250%	11/8/42	350,000	322,410
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	690,000	690,183
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	550,000	492,924
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,550,000	1,547,062
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	195,368
Total Metals & Mining				15,690,037

Total Materials				18,035,115
Real Estate — 0.7%
Health Care REITs — 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	840,000	703,131
Real Estate Management & Development — 0.1%
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	620,000	618,932 (a)
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	350,000	293,064 (a)
Specialized REITs — 0.4%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	2,050,000	2,050,746 (a)

Total Real Estate				3,665,873
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 9.3%
Electric Utilities — 8.4%
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	500,000	$486,288 (e)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	920,000	824,758 (a)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	660,000	677,006
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	849,000	735,760
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	112,984
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	790,000	766,577 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	650,000	715,521
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	280,000	298,910
Constellation Energy Generation LLC, Senior Notes	5.875%	1/15/66	990,000	951,170
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	570,000	582,969
DTE Electric Co., First Mortgage Bonds	5.550%	3/1/56	610,000	590,251
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	490,000	517,765
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	620,000	658,516
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	900,000	607,403
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	483,163
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	1,310,000	1,309,911
Edison International, Senior Notes	4.800%	3/15/31	1,175,000	1,147,589
Entergy Louisiana LLC, First Mortgage Bonds	5.650%	4/15/56	1,560,000	1,499,707
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	580,000	585,967
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	360,000	307,780
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	430,000	424,040
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	187,965
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	960,000	956,795
Georgia Power Co., Senior Notes	5.250%	3/15/34	790,000	807,057
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,040,000	2,072,994
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	730,000	767,993 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	570,000	580,999 (e)
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	400,000	412,932 (e)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	1,040,000	1,002,122 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	840,000	824,493 (a)
Ohio Edison Co., Senior Notes	4.950%	12/15/29	490,000	495,472 (a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	620,000	693,017
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	385,666
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	710,000	679,249
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	340,000	336,739
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	690,000	618,572
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,260,000	1,380,451
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	490,000	502,256
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	326,222
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	265,280
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	810,000	536,008
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	80,000	82,888
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	6.000%	5/1/56	370,000	$351,424
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	1,230,000	1,225,976
PacifiCorp, Junior Subordinated Notes (7.125% to 8/15/31 then 5 year Treasury Constant Maturity Rate + 3.292%)	7.125%	8/15/56	1,810,000	1,710,420 (e)
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	140,000	133,884 (e)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	360,000	375,714 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	134,505 (a)
PG&E Corp., Junior Subordinated Notes (6.850% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 3.225%)	6.850%	9/15/56	560,000	553,595 (e)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	600,000	604,347 (e)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	390,000	379,509
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	64,761
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	1,700,000	1,695,270
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,046,452	1,011,013
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	500,000	507,922
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	920,000	822,093
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	650,000	486,988
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	690,000	473,763
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	430,000	426,868
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	900,000	926,041 (e)
Southern Co., Senior Notes	4.850%	3/15/35	510,000	496,349
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	670,000	680,918 (a)
Vistra Operations Co. LLC, Senior Secured Notes	4.700%	1/31/31	300,000	295,339 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	330,000	332,242 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.350%	1/31/36	1,100,000	1,076,750 (a)
Total Electric Utilities				42,964,896
Gas Utilities — 0.3%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	1,100,000	1,101,798
Spire Inc., Junior Subordinated Notes (6.250% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.556%)	6.250%	6/1/56	550,000	545,591 (e)
Total Gas Utilities				1,647,389
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	730,000	749,667 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	700,000	653,785 (e)
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	207,024
Total Independent Power and Renewable Electricity Producers				1,610,476
Multi-Utilities — 0.3%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	620,000	603,225
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	380,000	388,102
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	760,000	746,401
Total Multi-Utilities				1,737,728

Total Utilities				47,960,489
Total Corporate Bonds & Notes (Cost — $448,757,369)				432,471,339
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 4.2%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	170,271	$149,677
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,344,802	971,619
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	372,476	281,685 (a)
Total Argentina				1,402,981
Bahamas — 0.2%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	930,000	995,174 (a)
Bermuda — 0.1%

Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	660,000	598,290 (a)
Ecuador — 0.2%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	835,000	820,387 (a)
Israel — 0.4%

Israel Government International Bond, Senior Notes	5.500%	3/12/34	2,140,000	2,170,337
Ivory Coast — 0.3%

Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	1,620,000	1,426,618 (a)
Mexico — 1.7%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	2,000,000	2,013,000 (a)
Mexican Bonos, Senior Notes	8.500%	11/18/38	26,240,000 MXN	1,347,289
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	200,970
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	1,220,000	1,195,600
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,240,000	2,230,816
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	1,150,000	1,174,725
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	940,000	689,960
Total Mexico				8,852,360
Paraguay — 0.2%

Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	930,000	967,572 (a)
Peru — 0.1%

Fondo MIVIVIENDA SA, Senior Notes	5.400%	3/31/31	460,000	460,575 (a)
South Africa — 0.2%

Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	1,000,000	929,000 (a)
Supranational — 0.5%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	1,620,000	1,633,193 (a)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000	1,009,308 (a)
Total Supranational				2,642,501

Total Sovereign Bonds (Cost — $21,367,686)				21,265,795
Asset-Backed Securities — 3.4%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	470,000	453,012 (a)(e)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	1,028,991	1,045,143 (a)
Ares CLO Ltd., 2017-44A BRR (3 mo. Term SOFR + 1.750%)	5.422%	4/15/34	1,430,000	1,427,926 (a)(e)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	580,001
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	1,336,812	1,344,173 (a)
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	824,828	774,570 (a)
Goodgreen, 2022-1A A	3.840%	10/15/56	304,012	271,930 (a)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	621,370	619,714 (a)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	188,881	194,072 (a)
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	420,986	$380,604 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	150,097	136,313 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	625,625	619,487 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	1,078,660	1,025,518 (a)
Madison Park Funding Ltd., 2016-24A BR2 (3 mo. Term SOFR + 1.550%)	5.218%	10/20/29	337,342	338,175 (a)(e)
MVW LLC, 2021-1WA C	1.940%	1/22/41	361,863	350,096 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	110,755	105,837 (a)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	700,000	701,369 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,643,584	1,687,907 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	1,818,481	1,825,955 (a)
Romark CLO Ltd., 2021-5A BR (3 mo. Term SOFR + 1.800%)	5.472%	1/15/35	1,370,000	1,362,221 (a)(e)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.537%	10/15/41	375,562	394,293 (a)(e)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	330,498	294,343 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.318%	7/20/32	1,280,000	1,281,505 (a)(e)

Total Asset-Backed Securities (Cost — $16,998,285)				17,214,164
Collateralized Mortgage Obligations(i) — 3.0%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 C (1 mo. Term SOFR + 2.693%)	6.368%	1/20/43	470,000	470,050 (a)(e)
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	498,156	498,946 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	715,927	717,225 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	1,367,770
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN12 M2 (30 Day Average SOFR + 2.750%)	6.412%	11/25/45	1,350,000	1,352,378 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.062%	10/25/41	1,950,000	1,971,665 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	5.462%	11/25/41	190,000	190,533 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.162%	10/25/43	485,652	485,917 (a)(e)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	1,190,000	1,203,760 (a)(e)
MIC Trust, 2023-MIC A	8.437%	12/5/38	1,040,000	1,108,114 (a)(e)
NYC Commercial Mortgage Trust, 2025-28L E	6.693%	11/5/38	2,000,000	1,994,739 (a)(e)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	1,189,877	1,196,390 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	536,953	539,461 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	1,138,599	1,141,258 (a)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	1,246,110	1,257,949 (a)

Total Collateralized Mortgage Obligations (Cost — $15,407,863)				15,496,155
Municipal Bonds — 1.1%
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	689,862
Regents of the University of California, CA, Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	997,658
Total California				1,687,520
Florida — 0.0%††

Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	261,982
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

New York — 0.4%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	1,270,000	$1,321,850
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	722,725
Total New York				2,044,575
Ohio — 0.1%

American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	450,000	518,793
Texas — 0.3%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	1,322,946	1,355,796

Total Municipal Bonds (Cost — $6,362,140)				5,868,666
Senior Loans — 1.1%
Communication Services — 0.1%
Media — 0.1%
Mission Broadcasting Inc., Term Loan B4	—	6/2/28	398,953	398,953 (j)

Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	680,000	666,169 (e)(k)(l)

Financials — 0.1%
Insurance — 0.1%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	629,516	622,239 (e)(k)(l)

Information Technology — 0.3%
Semiconductors & Semiconductor Equipment — 0.3%
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	1,420,000	1,462,600 (f)(k)(l)

Materials — 0.2%
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	5.518%	9/7/27	975,281	977,417 (e)(k)(l)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	7.532%	4/20/28	134,624	134,624 (e)(g)(k)(l)

Total Materials				1,112,041
Utilities — 0.3%
Electric Utilities — 0.1%
Talen Energy Supply LLC, 2025 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.668%	11/25/32	468,825	469,746 (e)(k)(l)
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	4/30/31	1,063,650	1,060,081 (e)(k)(l)

Total Utilities				1,529,827
Total Senior Loans (Cost — $5,750,895)				5,791,829
U.S. Government & Agency Obligations — 0.8%
U.S. Government Obligations — 0.8%
U.S. Treasury Bonds	4.625%	2/15/46	940,000	906,292
U.S. Treasury Bonds	4.625%	11/15/55	1,360,000	1,299,650
U.S. Treasury Bonds	4.750%	2/15/56	420,000	409,697
U.S. Treasury Notes	4.125%	2/15/36	1,480,000	1,456,991

Total U.S. Government & Agency Obligations (Cost — $4,070,167)				4,072,630
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 0.6%
Financials — 0.6%
Banks — 0.2%
Citigroup Inc.	6.250%	46,100	$1,136,365
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.104%	15,675	378,159 (e)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.641%	47,622	1,155,786 (e)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%	24,654	486,177 (e)
Total Mortgage Real Estate Investment Trusts (REITs)			1,641,963

Total Preferred Stocks (Cost — $3,252,533)			3,156,487

Common Stocks — 0.1%
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC (Cost — $265,440)		265,440	265,440 *(f)(g)
Total Investments — 98.6% (Cost — $522,232,378)			505,602,505
Other Assets in Excess of Liabilities — 1.4%			7,361,705
Total Net Assets — 100.0%			$512,964,210

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

 Western Asset Corporate Bond Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	326	6/26	$68,093,864	$67,627,172	$(466,692)
U.S. Treasury 5-Year Notes	1,060	6/26	115,965,120	114,670,471	(1,294,649)
U.S. Treasury 10-Year Notes	39	6/26	4,362,326	4,330,828	(31,498)
U.S. Treasury Long-Term Bonds	326	6/26	38,192,730	37,123,250	(1,069,480)
					(2,862,319)
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	966	6/26	111,555,983	109,656,099	1,899,884
U.S. Treasury Ultra Long-Term Bonds	115	6/26	13,750,223	13,404,687	345,536
					2,245,420
Net unrealized depreciation on open futures contracts					$(616,899)
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	110,785,112	USD	713,938	BNP Paribas SA	4/16/26	$(14,815)

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Corporate Bond Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$36,604,584	$2,351,282	$38,955,866
Financials	—	150,208,354	0 *	150,208,354
Other Corporate Bonds & Notes	—	243,307,119	—	243,307,119
Sovereign Bonds	—	21,265,795	—	21,265,795
Asset-Backed Securities	—	17,214,164	—	17,214,164
Collateralized Mortgage Obligations	—	15,496,155	—	15,496,155
Municipal Bonds	—	5,868,666	—	5,868,666
Senior Loans:
Materials	—	977,417	134,624	1,112,041
Other Senior Loans	—	4,679,788	—	4,679,788
U.S. Government & Agency Obligations	—	4,072,630	—	4,072,630
Preferred Stocks:
Financials	$2,778,328	378,159	—	3,156,487
Common Stocks	—	—	265,440	265,440
Total Investments	$2,778,328	$500,072,831	$2,751,346	$505,602,505
Other Financial Instruments:
Futures Contracts††	$2,245,420	—	—	$2,245,420
Total	$5,023,748	$500,072,831	$2,751,346	$507,847,925
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,862,319	—	—	$2,862,319
Forward Foreign Currency Contracts††	—	$14,815	—	14,815
Total	$2,862,319	$14,815	—	$2,877,134

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected

Western Asset Corporate Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,211,675	$12,987,211	12,987,211	$15,198,886	15,198,886

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,876	—	—

Western Asset Corporate Bond Fund 2026 Quarterly Report